Share-based Option Plan - Summary of Restricted stock option plan (Detail) - Restricted stock options plan R$ / shares in Units, R$ in Thousands								12 Months Ended			78 Months Ended
	Jun. 19, 2020 share R$ / shares	Aug. 05, 2019 share R$ / shares	Aug. 07, 2018 share R$ / shares	Jul. 06, 2017 share R$ / shares	Jul. 01, 2016 share R$ / shares	Jul. 01, 2015 share R$ / shares	Jun. 30, 2014 share R$ / shares	Dec. 31, 2020 BRL (R$) share	Dec. 31, 2019 BRL (R$) share	Dec. 31, 2018 BRL (R$) share	Dec. 31, 2020 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)								4 years
Vesting percentage								25.00%
Total not exercised								1,653,005	589,394	729,593	1,653,005
changes in value of options [abstract]
Balance at the beginning of the period								589,394	729,593
Granted								1,382,582	170,000		3,278,395
Cancelled								(74,024)	(49,748)
Delivered								(244,947)	(260,451)
Balance at the end of the period								1,653,005	589,394	729,593	1,653,005
Recognized compensation expense | R$								R$ 13,421	R$ 6,152	R$ 6,254
June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option on the date of grant | R$ / shares							R$ 21.00
Total not exercised								3,967			3,967
changes in value of options [abstract]
Granted							487,670
Balance at the end of the period								3,967			3,967
July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option on the date of grant | R$ / shares						R$ 21.00
Total not exercised								4,047			4,047
changes in value of options [abstract]
Granted						294,286
Balance at the end of the period								4,047			4,047
July 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option on the date of grant | R$ / shares					R$ 21.00
Total not exercised								7,722			7,722
changes in value of options [abstract]
Granted					367,184
Balance at the end of the period								7,722			7,722
July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option on the date of grant | R$ / shares				R$ 24.17
Total not exercised								59,080			59,080
changes in value of options [abstract]
Granted				285,064
Balance at the end of the period								59,080			59,080
August 7, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option on the date of grant | R$ / shares			R$ 24.43
Total not exercised								129,860			129,860
changes in value of options [abstract]
Granted			291,609
Balance at the end of the period								129,860			129,860
August 5, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option on the date of grant | R$ / shares		R$ 51.65
Total not exercised								115,774			115,774
changes in value of options [abstract]
Granted		170,000
Balance at the end of the period								115,774			115,774
June 19, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of option on the date of grant | R$ / shares	R$ 21.80
Total not exercised								1,332,555			1,332,555
changes in value of options [abstract]
Granted	1,382,582
Balance at the end of the period								1,332,555			1,332,555